Insider Trading Arrangements	12 Months Ended
Jan. 31, 2025
Insider Trading Arrangement [Line Items]
Insider Trading Policies and Procedures Not Adopted [Text Block]
○	Board Independence. We believe that the Board should be comprised of a majority of independent directors and that no more than two management executives may serve on the Board at the same time. Currently, the Board has seven directors, six of whom are independent directors under the applicable NASDAQ rules and one of whom, Mr. Jenkins, who is a Class III director nominee, serves in an employment capacity as President, Chief Executive Officer and Executive Chairman and is a current member of management. The Board has determined that two of the three Class III director nominees, Mr. McAteer and Ms. Hamblin, are also independent.
○	Board Committees. All of our Board committees consist entirely of independent directors as defined under the applicable NASDAQ rules.
○	Board and Executive Leadership Structure. In January 2024, the Board elected to combine the Company’s chief executive officer and board chair roles when it appointed James M. Jenkins to serve as Acting President and Chief Executive Officer in addition to his role as Executive Chair of the Board. As President, Chief Executive Officer and Executive Chair, Mr. Jenkins serves as a bridge between the Board and management, providing our Board with strong leadership and firsthand knowledge of management’s execution of our strategic priorities, which the Board believes is optimal at this time. The decision whether to combine or separate these positions depends on what our Board deems to be in the best interest of stockholders in light of prevailing circumstances at the time of the evaluation, including in light of any changes in Board composition, management, or in the nature of the Company’s business and operations. When Mr. Jenkins was initially appointed as Executive Chair on August 30, 2023, the Board appointed Thomas J. McAteer as Lead Independent Director. The Lead Independent Director chairs the meetings of independent directors and possesses any other responsibilities that the independent directors as a whole might designate from time to time. Our Board believes the Company is well-served by this flexible leadership structure and that the combination or separation of these positions should continue to be considered on an ongoing basis.
○	Clawback Policy. In November 2023, we adopted a Compensation Recoupment Policy (the “Clawback Policy”), in compliance with the requirements of the Dodd-Frank Act, final SEC rules and applicable Nasdaq listing standards, which covers our current and former officers subject to Section 16 of the Exchange Act, including all of our Named Executive Officers. Under the Clawback Policy, if there is a restatement of our financial results, the Company will recover erroneously awarded incentive compensation from such officers during a three-year look back period.
○	Global Policy on Insider Trading. We are committed to promoting high standards of ethical business conduct and compliance with applicable laws, rules and regulations. As part of this commitment, we have adopted our Global Policy on Insider Trading governing the purchase, sale, and/or other dispositions of our securities by our directors, officers, and employees, which we believe is reasonably designed to promote compliance with insider trading laws, rules and regulations, as well as the applicable rules and regulations of The Nasdaq Stock Market, LLC. A copy of the Policy was filed as Exhibit 19.1 to our Annual Report on Form 10-K for the year ended January 31, 2025.
○	Anti-Hedging and Anti-Pledging Policy. The Company’s Global Policy on Insider Trading prohibits the Company’s officers, directors and employees, from engaging in hedging or monetization transactions and from holding Company securities in margin accounts or pledging securities as collateral for a loan.
○	Stock Ownership Guidelines for Executive Officers and Directors. The Company’s Long-Term Incentive Plan (the “LTIP”) provides that the Chief Executive Officer must own Company shares with a fair market value equal to at least four times his or her base salary, each other executive officer of the Company must own Company shares with a fair market value equal to at least two times his or her base salary, and directors must own Company shares with a fair market value equal to at least two times his or her annual cash retainer. Dispositions of shares obtained from equity awards will be prohibited unless such ownership requirements are met at the time of the proposed disposition.
○	Independent Advisors. The Board and each committee have the power to hire independent legal, financial or other advisors at any time as they deem necessary and appropriate to fulfill their Board and committee responsibilities.
○	Directors Are Subject to our Global Code of Business Conduct. Board members must act at all times in accordance with the requirements of our Global Code of Business Conduct. This obligation includes adherence to our policies with respect to conflicts of interest, ethical conduct in business dealings and respect for and compliance with applicable law. Any requested waiver of the requirements of the Code of Conduct with respect to any individual director or executive officer must be reported to, and is subject to the approval of, the Board, or the Audit Committee.
○	Board Engagement. The Board has regularly scheduled presentations from our finance and major business operations personnel.
○	No Corporate Loans. Our stock plans and practices prohibit us from making corporate loans to employees for the exercise of stock options or for any other purpose.